Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001906364
Registrant Name	FG Merger II Corp.
Registration File Number	333-290357
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES